ADVANCES FROM RELATED PARTY	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017
Notes to Financial Statements
ADVANCES FROM RELATED PARTY

NOTE 5 – ADVANCES FROM RELATED PARTY

On May 14, 2014 the Company received advances from a related party in the amount of $18,000. The advances are unsecured, non-interest bearing, with no specified terms of repayment.

On November 20, 2014 the Company issued a promissory note payable in the amount of $10,000. The note bears interest at 10% per annum and is due on demand. For the year ended January 31, 2015, this note was recorded in error as an advance from related party, when it should have been recorded as a note payable. This has been reclassified on the balance sheet as of October 31, 2017 and January 31, 2016.

The balance as of October 31, 2017 and January 31, 2016 of advances from related party was $18,000 and $18,000, respectively.

NOTE 5 – ADVANCES FROM RELATED PARTY

On May 14, 2014 the Company received advances from a related party in the amount of $18,000. The advances are unsecured, non-interest bearing, with no specified terms of repayment.

On November 20, 2014 the Company issued a promissory note payable in the amount of $10,000. The note bears interest at 10% per annum and is due on demand. For the year ended January 31, 2015, this note was recorded in error as an advance from related party, when it should have been recorded as a note payable. This has been reclassified on the balance sheet as of January 31, 2017 and January 31, 2016.

The balance as of January 31, 2017 and January 31, 2016 of advances from related party was $18,000 and $18,000, respectively.